Condensed Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Statement of Cash Flows [Abstract]
Net Income	$ 56,720	$ 21,666
Reconciliation of net income to net cash provided by (used in) operating activities:
Depreciation, amortization and goodwill impairment	13,338	9,494
Net amortization of premium on fixed maturities	1,594	2,050
Stock compensation expense	919	1,628
Equity in losses of unconsolidated subsidiaries	1,487	324
Net realized gain on investments	0	(947)
Realized loss on premise and equipment disposals	0	86
Bad debt expense	14,519	8,427
Foreign currency translation, net of tax	(441)	0
Changes in assets and liabilities:
Accrued investment income	(2,485)	(140)
Premiums and other receivables	(184,691)	(29,862)
Deferred acquisition costs, net	(54,623)	(1,384)
Reinsurance recoverable on unpaid losses	58,603	1,099
Prepaid reinsurance premiums	18,011	1,983
Prepaid expenses and other assets	(1,988)	(3,003)
Unpaid loss and loss adjustment expense reserves	77,948	(5,122)
Unearned premiums	217,286	10,831
Unearned service contract and other revenue	1,669	3,230
Reinsurance payable	(81,435)	2,818
Accounts payable	131,185	30,055
Income tax payable	17,070	(3,101)
Deferred tax liability	(29,630)	(5,476)
Other liabilities	(20,830)	(4,739)
Net cash provided by operating activities	234,226	39,917
Net Cash Provided by (Used in) Investing Activities [Abstract]
Investment in unconsolidated subsidiaries	(10,901)	(17,214)
Purchases of other investments	(557)	(2,437)
Acquisition of consolidated subsidiaries, net of cash obtained	(15,778)	(22,766)
Purchases of short term investments	(124,000)	(38,795)
Proceeds from sale of short-term investments	124,000	96,169
Purchases of premises and equipment	(5,550)	(3,538)
Disposals of premises and equipment	0	49
Purchases of fixed maturities	(591,550)	(331,893)
Proceeds from sale and maturity of fixed maturities	79,529	227,369
Net cash used in investing activities	(544,807)	(93,056)
Cash flows from financing activities:
Securities sold under agreements to repurchase, net	(49,532)	(53,419)
Securities sold but not yet purchased, net	0	(56,700)
Notes payable repayments	(80,946)	(58,084)
Proceeds from notes payable	250,000	68,700
Issuance of common stock	177,886	213,277
Issuance of preferred stock	53,164	0
Dividends paid	(1,865)	(12,202)
Net cash provided by financing activities	348,707	101,572
Net increase in cash and cash equivalents	38,126	48,433
Cash and cash equivalents, beginning of the period	73,823	39,937
Cash and cash equivalents, end of the period	111,949	88,370
Supplemental disclosures of cash flow information:
Cash paid for income taxes	14,200	15,500
Cash paid for interest	3,089	966
Capital contributions	$ 0	$ 10,275